Accounts payable and accrued expenses	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 8 - Accounts payable and accrued expenses

Accounts payable and accrued expenses consist of the following:

	December 31,
	2012	2011
Accounts payable	$21,921	$10,618
Payable for assets acquired (Note 12)	121,125	115,875
Accrued Interest	49,453	32,786
Deferred revenue	29,122	39,884
Accrued liabilities	9,000	10,000
Total	$230,621	$209,163